March 8, 2011
VIA EDGAR AND FACSIMILE
Mr. Justin Dobbie
Special Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Huntington Ingalls Industries, Inc. (formerly New Ships, Inc.) Amendment No. 7 to Form 10-12B Filed March 8, 2011 File No. 001-34910
Dear Mr. Dobbie:
This letter responds to the letter from the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”), dated March 4, 2011, regarding Amendment No. 6 to the Registration Statement on Form 10-12B (the “Form 10”) of Huntington Ingalls Industries, Inc., formerly New Ships, Inc. (the “Company,” “HII,” “we” or “us”), filed on February 22, 2011.
The Company has filed Amendment No. 7 to the Form 10 (“Amendment No. 7”) today by electronic submission and will provide by hand-delivery a blackline of the Form 10 showing changes from Amendment No. 6 filed on February 22, 2011 to Amendment No. 7 to assist the Staff in its review. Each of your comments is set forth below, followed by our corresponding response.
Defined terms used but not defined herein have the meanings set forth in the Form 10.
Exhibit 99.1
Risk Factors, page 19
Comment 1
Please revise this risk factor to more specifically address any proposed cuts in defense spending that may affect the shipbuilding business. We note, for example, press reports indicating that the failure of Congress to pass a 2011 budget may affect funding for certain shipbuilding programs.

Mr. Justin Dobbie
March 8, 2011

Response 1
We have revised our disclosure as requested. Further, we are not aware of any specific cuts in defense spending proposed by the DoD that we believe are likely to affect the shipbuilding business directly.
Contract cost growth on fiscal price and other contracts, page 20
Comment 2
We note that you have deleted disclosure about the percentages of revenues attributable to each type of cost-structured contracts. Please revise to include this same disclosure for fiscal year 2010.
Response 2
We have revised our disclosure as requested.
The Department of Defense has announced plans for significant changes, page 22
Comment 3
Please revise to provide more detail about the “various initiatives” designed to gain efficiencies, refocus priorities and enhance business practices used by the DoD. Please also provide more detail about how these initiatives may “impact significantly” the contracting environment in which you do business and how they could “adversely impact” your current programs and potential new awards.
Response 3
We have revised our disclosure as requested. These initiatives are still in relatively early stages of being implemented. Accordingly, it is not yet entirely clear how the DoD and industry will respond to these initiatives and what impacts they will have.
We may not realize the anticipated benefits related to the wind down, page 25
Comment 4
In the first full paragraph on page 26 you note that the U.S. Navy noted that it has initial concerns regarding the allowability of selected elements of your restructuring proposal. If possible, please quantify the dollar amount of the selected elements.
Response 4
We have revised our disclosure as requested.

Mr. Justin Dobbie
March 8, 2011

Comment 5
Also, it is unclear whether the DCAA and the Navy are one entity or two separate entities. Please revise to clarify.
Response 5
We have revised our disclosure as requested.
We are subject to various claims and litigation, page 31
Comment 6
We note that one of your insurers has made allegations similar to those made in the False Claims Act complaint. Please revise to discuss the status of any dispute between the company and the insurer, including the amount of any disputed claims.
Response 6
Due to confidentiality arrangements with certain of our insurers, we have not disclosed the identity of, or details that would clearly identify, the insurer here. However, we note that our Katrina-related coverage insurance litigation is discussed in detail in the Form 10 under our risk factor “Our insurance coverage may be inadequate to cover all of our significant risks or our insurers may deny coverage of material losses we incur, which could adversely affect our profitability and overall financial position,” as well as in the “Legal Proceedings” disclosure in the “Business” section.
Comment 7
Please revise to disclose how the potential liabilities related to the False Claims Act complaint would be allocated between HII and Northrop Grumman. If HII would be liable for all such claims, please specifically disclose this.
Response 7
We have revised our disclosure under the heading “Separation and Distribution Agreement” in the “Certain Relationships and Related Party Transactions ” section to reflect the fact that, in connection with the spin-off, litigation and other legal proceedings relating to our business will be allocated to us under the Separation and Distribution Agreement.
Comment 8
In the third paragraph from the end of this risk factor you state that a complaint was filed under seal by a “relator.” Please parenthetically define this term.

Mr. Justin Dobbie
March 8, 2011

Response 8
We have revised our disclosure as requested.
Our customers and prospective customers will consider our responsibility, page 35
Comment 9
We note the most recent Northrop Grumman earnings conference call included various discussions about your ongoing relationship with the U.S. Navy, including, for example, that contract negotiations have been affected by the spin-off process and that you are actively engaged with the U.S. Navy regarding your responsibility as a stand-alone entity. We also note recent press reports that the U.S. Navy has expressed concerns about the warranties on existing and future ships and the overall viability of the stand-alone entity. Please update to address these and any subsequent developments regarding your customers’ satisfaction with your responsibility and the resulting impact on your financial position, results of operations or cash flows.
Response 9
Some of the press reports regarding the U.S. Navy’s concerns have been inaccurate; for example, the reported concern regarding warranties has not actually been raised to us.
In this risk factor we noted that “At present there are several contracts in the negotiation phase that may not be finalized and awarded until after the spin-off is concluded and the U.S. Navy makes a responsibility determination.” While we believe that the U.S. Navy is proceeding in a positive manner toward completing its responsibility determination, it has not yet completed making such determination. We also believe that the U.S. Navy is proceeding in a positive manner toward the award of the contracts in question. However, we note that, due to the expected timing of our transaction, it is possible that even if the U.S. Navy completes its responsibility determination affirmatively prior to the spin-off, the administrative effort necessary to actually award the contracts could delay such award beyond the end date of our separation from Northrop Grumman.
As a result, we will revise the above-quoted sentence as follows: “We believe the U.S. Navy is in the final stages of completing a responsibility determination. There are several contracts in the negotiation phase that may not be finalized and awarded before the spin-off is concluded, even if the U.S. Navy successfully concludes its responsibility determination prior to the spin-off.”
Based on our communications with the U.S. Navy, we believe that the responsibility determination appears to be headed in a positive manner, and we do not expect it to have any negative impact on our financial position, results of operations or cash flows.

Mr. Justin Dobbie
March 8, 2011

Comment 10
Please revise this risk factor, if possible, to disclose the time line for the government’s making an initial responsibility determination about you. Does it occur prior to the spinoff as the credit agencies were able to do or is it something that only occurs after trading in your stock has begun?
Response 10
We believe it is the U.S. Navy’s intention to complete the responsibility determination before the spin-off date. However, this activity is outside our control and we can give no assurance that such a result will occur. The revision to the risk factor described in Response 9 above gives the most current knowledge we have about the state of the U.S. Navy’s determination.
Unaudited Pro Forma Condensed Consolidated Financial Statements, page 55
Comment 11
We note from your response to our prior comment 3 that you will make a grant of restricted stock rights to certain officers contingent upon completion of the spin-off. Please revise the pro forma financial statements to include an adjustment for the cost of these special long-term incentive stock grants. Also, please revise to include a footnote to the pro forma financial statements disclosing the number and expected terms of the stock grants and explaining how you determined the value of the stock grants. The revised disclosures should explain both the method and significant assumptions that will be used to value the stock based compensation grants.
Response 11
We have revised our disclosure as requested.
Comment 12
We note the disclosure that has been added to the introductory paragraph to the pro forma financial information indicating that the pro forma condensed consolidated financial data gives effect to certain adjustments for certain contract matters in accordance with the Separation and Distribution Agreement. Please tell us and revise the notes to the pro forma financial statements to explain the nature of these adjustments for certain contract matters that are required pursuant to the Separation and Distribution Agreement. Also, please revise the notes to the pro forma financial information to explain in detail how these adjustments were calculated or determined.

Mr. Justin Dobbie
March 8, 2011

Response 12
We have revised our disclosure as requested.
Executive Compensation, page 102
Comment 13
Please revise this chart to quantify your “2010 Actual Performance.” Similarly revise the chart entitled “Financial Goals that were Applicable to the Remaining HII NEOs.”
Response 13
We have revised our disclosure as requested.
Financial Goals that were Applicable to the Remaining HII NEOs, page 109
Comment 14
We note that incentive compensation for the NEOs other than the president is calculated based on an FM Final AIP Score that includes a Northrop Grumman financial metric score and an HII score. Please revise to provide quantifiable data regarding how you arrived at an HII Final AIP Score of 160%. For example, please disclose the HII financial metric score and disclose how this was calculated. Similarly provide the HII operating factor and its calculation, which should include a discussion of the “pre-approved HII specific objectives” against which you measure performance. Alternatively, advise.
Response 14
We have revised our disclosure as requested.
Comment 15
Please disclose the “non-recurring strategic actions” in Shipbuilding and the nature of the “non-financial goals in Shipbuilding,” that were used to adjust the HII Final AIP Score.
Response 15
We have revised our disclosure as requested.

Mr. Justin Dobbie
March 8, 2011

Financial Statements for the Year Ended December 31, 2010
Balance Sheet, page F-6
Comment 16
We note from your response to our prior comment 5 that you have included a column on the historical audited balance sheet which is titled “unaudited pro forma December 31, 2010.” Please revise future amendments to include the pro forma amounts as applicable.
Response 16
We have revised our disclosure as requested.
Note 4, Consolidation of Gulf Coast Operations, page F-14
Comment 17
We note your disclosure that the DCAA has questioned approximately 10% of the costs submitted in the company’s initial cost proposal for the restructuring and shutdown related costs of the Gulf Coast Operations. Please revise to disclose the approximate dollar amount of costs that have been preliminarily questioned.
Response 17
We have revised our disclosure as requested.
Schedule 11 Valuation and Qualifying Accounts
Comment 18
We note that you have excluded Schedule II “Valuation and Qualifying Accounts” from this amendment to your Form 10. In light of the significant activity in the allowance for doubtful accounts during 2008 and 2009, we believe that this financial statement schedule should be included in the filing alongside your audited financial statements. Please revise future amendments accordingly.
Response 18
Schedule II was not included because amounts to be listed thereon for all periods were immaterial. For example, from December 31, 2009 to December 31, 2010, the change was $152,000. Per our discussions with you, we have not added Schedule II to this amendment.

Mr. Justin Dobbie
March 8, 2011

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If you should have any questions or further comments with respect to the Form 10, please direct them to me at (310) 229-1364. Facsimile transmissions may be sent to (310) 202-3232.
Very truly yours,
/s/ Mark Rabinowitz

Mark Rabinowitz
Authorized Officer

cc:	Barbara Becker Gibson, Dunn & Crutcher LLP Fax: (212) 351-6202